Annual Fund Operating Expenses - Class A C Inst Inv R R6 Shares - Goldman Sachs Small Cap Growth Fund	Dec. 29, 2021
Class A Shares
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	2.18%	[1]
Service Fees	none
All Other Expenses	2.18%
Total Annual Fund Operating Expenses	3.28%
Expense Limitation	(2.00%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	1.28%
Class C Shares
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.75%
Other Expenses	2.43%	[1]
Service Fees	0.25%
All Other Expenses	2.18%
Total Annual Fund Operating Expenses	4.03%
Expense Limitation	(2.00%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	2.03%
Institutional Shares
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	2.06%	[1]
Service Fees	none
All Other Expenses	2.06%
Total Annual Fund Operating Expenses	2.91%
Expense Limitation	(2.00%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.91%
Investor Shares
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	2.18%	[1]
Service Fees	none
All Other Expenses	2.18%
Total Annual Fund Operating Expenses	3.03%
Expense Limitation	(2.00%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	1.03%
Class R Shares
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	2.18%	[1]
Service Fees	none
All Other Expenses	2.18%
Total Annual Fund Operating Expenses	3.53%
Expense Limitation	(2.00%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	1.53%
Class R6 Shares
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	2.05%	[1]
Service Fees	none
All Other Expenses	2.05%
Total Annual Fund Operating Expenses	2.90%
Expense Limitation	(2.00%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.90%

[1]	The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.024% of the Fund’s average daily net assets through at least December 29, 2022, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.